Accounting Changes Splits Adjustments Reclassifications and Corrections of Non-Material Errors - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of transactions between related parties [line items]
Leases maturity term	20 years
Leases extenstion period	5 years
Incremental borrowing rate that used to discount lease payments				7.70%
Impairment loss	$ 103,736,696	$ 139,056,243	$ 121,295,334
Wells And Pipelines Of Plant And Equipment [member]
Disclosure of transactions between related parties [line items]
Impairment loss		$ 65,799,060